Financial Risk Factors and Risk Management (Tables)	12 Months Ended
Dec. 31, 2021
Financial Risk Factors and Risk Management
Schedule of Contractual Maturities of Non-Derivative Financial Liabilities

€ millions	Carrying	Contractual Cash Flows
	Amount
	12/31/2021	2022	2023	2024	2025	2026	Thereafter
Non-derivative financial liabilities
Trade payables	-1,089	-1,089	0	0	0	0	0
Lease liabilities	-2,143	-448	-338	-263	-208	-184	-934
Other financial liabilities	-13,285	-4,084	-1,695	-1,228	-936	-1,165	-4,773
Total of non-derivative financial liabilities	-16,517	-5,621	-2,033	-1,491	-1,144	-1,349	-5,707

€ millions	Carrying	Contractual Cash Flows
	Amount
	12/31/2020	2021	2022	2023	2024	2025	Thereafter
Non-derivative financial liabilities
Trade payables	-1,014	-1,014	0	0	0	0	0
Lease liabilities	-2,120	-426	-359	-262	-218	-165	-931
Other financial liabilities	-13,770	-1,982	-2,640	-1,700	-1,211	-918	-5,933
Total of non-derivative financial liabilities	-16,904	-3,422	-2,999	-1,962	-1,429	-1,083	-6,864

Schedule of Contractual Maturities of Derivative Financial Liabilities and Financial Assets

€ millions	Carrying	Contractual Cash Flows		Carrying	Contractual Cash Flows
	Amount			Amount
	12/31/2021	2022	Thereafter	12/31/2020	2021	Thereafter
Derivative financial liabilities and assets
Derivative financial liabilities
Currency derivatives not designated as hedging instruments	-62			-61
Cash outflows		-2,381	-12		-2,902	-7
Cash inflows		2,327	0		2,842	0
Currency derivatives designated as hedging instruments	-31			-1
Cash outflows		-919			-141
Cash inflows		885			139
Interest rate derivatives designated as hedging instruments	-49			0
Cash outflows		-48	-476
Cash inflows		60	421
Total of derivative financial liabilities	-142	-76	-67	-63	-62	-7
Derivative financial assets
Currency derivatives not designated as hedging instruments	45			38
Cash outflows		-2,878			-2,452
Cash inflows		2,923			2,493
Currency derivatives designated as hedging instruments	1			7
Cash outflows		-136			-291
Cash inflows		137			297
Interest rate derivatives designated as hedging instruments	7			114
Cash outflows		-4	-4		-48	-398
Cash inflows		9	6		69	495
Total of derivative financial assets	53	51	2	158	68	97
Total of derivative financial liabilities and assets	-89	-25	-65	95	6	90

Cash, Time Deposits And Debt Securities
Financial Risk Factors and Risk Management
Schedule of Credit Risk Exposure

€ millions, unless otherwise stated	2021
	Equivalent to External	Weighted Average Loss	Gross Carrying Amount	Gross Carrying Amount	ECL Allowance
	Rating	Rate	Not Credit-Impaired	Credit-Impaired
Risk class 1 - low risk	AAA to BBB-	-0.0%	6,864	0	-3
Risk class 2 - high risk	BB to D	0.0%	37	0	0
Risk class 3 - unrated	NA	-10.3%	29	0	-3
Total		-0.1%	6,930	0	-6

€ millions, unless otherwise stated	2020
	Equivalent to External	Weighted Average Loss	Gross Carrying Amount	Gross Carrying Amount	ECL Allowance
	Rating	Rate	Not Credit-Impaired	Credit-Impaired
Risk class 1 - low risk	AAA to BBB–	-0.1%	4,846	0	-3
Risk class 2 - high risk	BB to D	0.0%	29	0	0
Risk class 3 - unrated	NA	-11.3%	23	0	-3
Total		-0.1%	4,898	0	-6

Trade receivables and contract assets
Financial Risk Factors and Risk Management
Schedule of Credit Risk Exposure

€ millions, unless otherwise stated	2021
	Weighted Average Loss Rate	Gross Carrying Amount Not	Gross Carrying Amount Credit-	ECL Allowance
		Credit-Impaired	Impaired
AR not due and due	-0.5%	4,106	6	-19
AR overdue 1 to 30 days	-1.0%	611	57	-7
AR overdue 30 to 90 days	-1.8%	514	48	-10
AR overdue more than 90 days	-19.3%	482	240	-139
TOTAL	-2.9%	5,713	351	-175

€ millions, unless otherwise stated	2020
	Weighted Average Loss Rate	Gross Carrying Amount Not	Gross Carrying Amount Credit-	ECL Allowance
		Credit-Impaired	Impaired
AR not due and due	-0.2%	4,426	0	-10
AR overdue 1 to 30 days	-0.9%	511	71	-5
AR overdue 30 to 90 days	-1.8%	380	61	-8
AR overdue more than 90 days	-16.8%	695	273	-163
TOTAL	-2.9%	6,012	405	-186

Schedule of Movement in ECL Allowance for Trade Receivables and Contract Assets

€ millions	2021	2020
	ECL Allowance	ECL Allowance
Balance as at 1/1	-186	-131
Net credit losses recognized	-87	-97
Amounts written off	98	42
Balance as at 12/31	-175	-186

Foreign Currency
Financial Risk Factors and Risk Management
Schedule of Designated Hedged Items

€ millions	Forecasted License Payments
2021
Change in value used for calculating hedge ineffectiveness	-28
Cash flow hedge	-28
Cost of hedging	-2
Balances remaining in cash flow hedge reserve for which hedge accounting is no longer applied	0

Schedule of Designated Hedged Instruments

€ millions	Forecasted License Payments
2021
Nominal amount	1,023
Carrying amount
Other financial assets	1
Other financial liabilities	-31
Change in value recognized in OCI	-28
Hedge ineffectiveness recognized in Finance income, net	0
Cost of hedging recognized in OCI	2
Amount reclassified from cash flow hedge in OCI to Other non-operating income, net	-4
Amount reclassified from cost of hedging in OCI to Finance income, net	-3

Schedule of Details on Hedging Instruments

	Maturity
	2021
	1–6 Months	7–12 Months
Forward exchange contracts
Net exposure in € millions	770	253
Average EUR:GBP forward rate	0.87	0.86
Average EUR:JPY forward rate	130.52	130.32
Average EUR:CHF forward rate	1.08	1.07
Average EUR:AUD forward rate	1.58	1.61
Average EUR:USD forward rate	1.19	1.16

Schedule of Risk Exposure

€ billions	2021	2020
Year-end exposure toward all our major currencies	1.4	0.9
Average exposure	1.3	0.9
Highest exposure	1.6	1.0
Lowest exposure	1.0	0.9

Schedule of Sensitivity Analysis

€ millions	Effects on Other Non-Operating Expense, Net			Effects on Other Comprehensive Income
	2021	2020	2019	2021	2020	2019
Derivatives held within a designated cash flow hedge relationship
All major currencies –10% (2020: all major currencies –10%; 2019: all major currencies –10%)				106	43	53
All major currencies +10% (2020: all major currencies +10%; 2019: all major currencies +10%)				-106	-43	-53
Embedded derivatives
All currencies –10%	40	40	53
All currencies +10%	-49	-49	-53

Interest Rate Risk
Financial Risk Factors and Risk Management
Schedule of Designated Hedged Items

€ millions	2021
	Fixed-Rate	Fixed-Rate
	Borrowing in EUR	Borrowing in USD
Notional amount	4,550	285
Carrying amount	4,508	284
Accumulated fair value adjustments in Other financial liabilities	59	-24
Change in fair value used for measuring ineffectiveness	59	-9
Accumulated amount of fair value hedge adjustments for hedged items ceased to be adjusted for hedging gains/losses	0	-16

Schedule of Designated Hedged Instruments

€ millions	2021
	Interest Rate	Interest Rate
	Swaps for	Swaps for
	EUR Borrowing	USD Borrowing
Notional amount	4,550	285
Carrying amount
Other financial assets	0	7
Other financial liabilities	-49	0
Change in fair value used for measuring ineffectiveness	-49	7

Schedule of Details on Hedging Instruments

€ millions							2021
							Maturity
	2022	2024	2027	2028	2029	2030	2031
EUR interest rate swaps
Nominal amounts			1,000	1,000	800	500	1,250
Average variable interest rate			1.469%	0.893%	0.233%	0.868%	1.031%
USD interest rate swaps
Nominal amounts	196	88
Average variable interest rate	1.011%	0.890%

Schedule of Risk Exposure

€ billions	2021				2020
	Year-End	Average	High	Low	Year-End	Average	High	Low
Fair value interest rate risk
From investments	0.03	0.03	0.03	0.02	0.02	0.02	0.02	0.02
Cash flow interest rate risk
From investments (including cash)	7.72	6.25	7.72	4.67	4.58	5.14	5.77	4.58
From financing	1.71	2.07	2.95	1.70	1.99	3.18	3.93	1.99
From interest rate swaps	4.83	4.82	4.83	4.81	4.81	4.78	5.10	4.30

Schedule of Sensitivity Analysis

€ millions	Effects on Financial Income, Net
	2021	2020	2019
Derivatives held within a designated fair value hedge relationship
Interest rates +75 bpsfor U.S. dollar area/+20 bps for euro area (2020: + 50 / +10 bps for U.S. dollar/euro area; 2019: +50/+10bps for U.S. dollar/euro area)	-70	-41	-41
Interest rates –25 bps for U.S. dollar area/–20 bps for euro area (2020: –50 /–20 bps for U.S. dollar/euro area; 2019: –50 /–20 bps for U.S. dollar/euro area)	68	79	76
Variable-rate financing
Interest rates + 75 bps for U.S. dollar area/+ 20 bps for euro area (2020: + 50 /+10 bps for U.S. dollar/euro area; 2019: +50/+10bps for U.S. dollar/euro area)	-10	-6	-8
Interest rates –25 bps for U.S. dollar area/–20 bps for euro area (2020: –50–20 bps for U.S. dollar/euro area; 2019: –50–20 bps for U.S. dollar/euro area)	5	6	8

Equity Price Risk
Financial Risk Factors and Risk Management
Schedule of Sensitivity Analysis

€ millions	2021	2020	2019
Investments in equity securities
Increase in equity prices and respective unobservable inputs of 10% - increase of financial income, net	515	259	156
Decrease in equity prices and respective unobservable inputs of 10% - decrease of financial income, net	-515	-259	-156